Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities
Trade payable	$ 960	$ 118
Sales tax payable	659	488
Accrued liabilities	1,380	784
Accounts payable and accrued liabilities	$ 2,999	$ 1,390